Property, Plant and Equipment - Detailed Information about Property, Plant and Equipment (Detail) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 841,241
Impairment loss		(115,753)		$ 0
Ending balance		672,268		841,241
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		993,601		731,378
Decommissioning and restoration adjustment		315		23,553
Additions/transfers	[1]	30,998		238,670
Impairment loss		(115,753)
Ending balance		911,831		993,601
Gross carrying amount [member] | IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Decommissioning and restoration adjustment		2,670
Gross carrying amount [member] | IFRS 16 [Member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Decommissioning and restoration adjustment		2,670
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(152,360)		(68,720)
Depreciation and depletion		(87,203)	[2]	(83,640)
Ending balance		(239,563)		(152,360)
Property, plant and equipment [Member] | Kennady North Project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		80
Ending balance		67		80
Property, plant and equipment [Member] | Kennady North Project [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		90		0
Decommissioning and restoration adjustment		0		0
Additions/transfers	[1]	0		90
Impairment loss		0
Ending balance		90		90
Property, plant and equipment [Member] | Kennady North Project [Member] | Gross carrying amount [member] | IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Decommissioning and restoration adjustment		0
Property, plant and equipment [Member] | Kennady North Project [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(10)		0
Depreciation and depletion		(13)	[2]	(10)
Ending balance		(23)		(10)
Property, plant and equipment [Member] | Gahcho Kue Diamond Mine [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		667,756
Ending balance		501,041		667,756
Property, plant and equipment [Member] | Gahcho Kue Diamond Mine [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		820,106		707,399
Decommissioning and restoration adjustment		(1,604)		23,553
Additions/transfers	[1]	35,162		89,154
Impairment loss		(115,753)
Ending balance		740,581		820,106
Property, plant and equipment [Member] | Gahcho Kue Diamond Mine [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(152,350)		(68,720)
Depreciation and depletion		(87,190)	[2]	(83,630)
Ending balance		(239,540)		(152,350)
Assets under construction [Member] | Kennady North Project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,564
Ending balance		1,564		1,564
Assets under construction [Member] | Kennady North Project [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,564		0
Decommissioning and restoration adjustment		0		0
Additions/transfers	[1]	0		1,564
Impairment loss		0
Ending balance		1,564		1,564
Assets under construction [Member] | Kennady North Project [Member] | Gross carrying amount [member] | IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Decommissioning and restoration adjustment		0
Assets under construction [Member] | Kennady North Project [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		0		0
Depreciation and depletion		0	[1],[2]	0
Ending balance		0		0
Assets under construction [Member] | Gahcho Kue Diamond Mine [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		4,894
Ending balance		730		4,894
Assets under construction [Member] | Gahcho Kue Diamond Mine [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		4,894		23,979
Decommissioning and restoration adjustment		0		0
Additions/transfers	[1]	(4,164)		(19,085)
Impairment loss		0
Ending balance		730		4,894
Assets under construction [Member] | Gahcho Kue Diamond Mine [Member] | Gross carrying amount [member] | IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Decommissioning and restoration adjustment		0
Assets under construction [Member] | Gahcho Kue Diamond Mine [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		0		0
Depreciation and depletion		0	[1],[2]	0
Ending balance		0		0
Mining assets [member] | Kennady North Project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		166,947
Ending balance		168,866		166,947
Mining assets [member] | Kennady North Project [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		166,947		0
Decommissioning and restoration adjustment		1,919		0
Additions/transfers	[1]	0		166,947
Impairment loss		0
Ending balance		168,866		166,947
Mining assets [member] | Kennady North Project [Member] | Gross carrying amount [member] | IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Decommissioning and restoration adjustment		0
Mining assets [member] | Kennady North Project [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		0		0
Depreciation and depletion		0	[1],[2]	0
Ending balance		$ 0		$ 0

[1]	Included in additions of property, plant and equipment for GK is $23,896 (2018 - $32,776) related to deferred stripping of which $1,778 relates to the depreciation of earthmoving equipment (2018 - $2,741).
[2]	Included in depreciation and depletion is $1,093 of depreciation on the right-of-use assets capitalized under IFRS 16 (2018 - $nil)